NATURE OF BUSINESS AND GOING CONCERN	3 Months Ended
Sep. 30, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
NATURE OF BUSINESS AND GOING CONCERN

NOTE 1. NATURE OF BUSINESS AND GOING CONCERN

On September 9, 2019 (commencement of operations), GenFlat Holdings, Inc. (formerly Healthcare Business Resources Inc.), a domestic corporation was organized in Delaware to provide consulting services to healthcare organizations. Unless the context otherwise requires, all references to “GenFlat” “Company,” “we,” “our” or “us” and other similar terms means GenFlat Holdings, Inc. (formerly Healthcare Business Resources Inc.), and its subsidiaries.

On October 18, 2023, the Company entered into a Share Exchange Agreement (“Share Exchange Agreement”) with GenFlat, Inc. (“GenFlat, Inc.”), a Delaware corporation, and GenFlat, Inc. shareholders who own 97.1% of the outstanding shares of common stock of GenFlat, Inc. Pursuant to the Share Exchange Agreement, all GenFlat, Inc. shareholders who are parties to the Share Exchange Agreement will receive ninety eight percent (98%) of the issued and outstanding shares of common stock of the Company in exchange for their shares of GenFlat, Inc. common stock on a pro rata basis.

The Share Exchange Agreement closed on December 20, 2023. Pursuant to the Share Exchange Agreement, and on the terms and subject to the conditions contained therein, at the closing, the Company acquired 97.22% of the outstanding shares of common stock of GenFlat, Inc. from GenFlat, Inc. stockholders who were a party to the Share Exchange Agreement in exchange for 10,438,470 shares of common stock of the Company. Additionally, 110,000 shares of outstanding Company common stock were canceled, resulting in 10,541,500 shares of common stock issued and outstanding as of the closing date.

As a result of the closing of the Share Exchange Agreement, the Company discontinued all aspects of its health care consulting business, and the Company is now focused on developing the GenFlat business plan. GenFlat is a start-up company that developed a more sustainable collapsible marine container, replacing traditional standard marine containers. GenFlat operates as a container sales and leasing company and supplies GenFlat’s patented marine container primarily to shipping line customers under a variety of short and long-term lease structures. In accordance with “reverse acquisition” accounting treatment, the historical financial statements of GenFlat, Inc. as of period ends, and for periods ended, prior to the acquisition became the historical financial statements of the Company in all future filings with the SEC, and the Company’s fiscal year end became June 30. All prior period information presented within this filing is of GenFlat, Inc. historical operations. The Company changed its name from Healthcare Business Resources Inc. to GenFlat Holdings, Inc. to better reflect its new business operations.

Unless the context otherwise requires, all references to “GenFlat” “Company,” “we,” “our” or “us” and other similar terms means GenFlat Holdings, Inc. (formerly Healthcare Business Resources Inc.), and its subsidiaries.

Liquidity and Going Concern

These consolidated financial statements have been prepared in accordance with generally accepted accounting principles applicable to a going concern, which assumes that the Company will be able to meet its obligations and continue its operations for its next fiscal year. Realization values may be substantially different from carrying values as shown and these financial statements do not give effect to adjustments that would be necessary to the carrying values and classification of assets and liabilities should the Company be unable to continue as a going concern. At September 30, 2025 the Company had not yet achieved consistent profitable operations and expects to incur further losses in the development of its business, all of which raise substantial doubt about the Company’s ability to continue as a going concern. The Company’s ability to continue as a going concern is dependent upon its ability to generate future profitable operations and/or to obtain the necessary financing to meet its obligations and repay its liabilities arising from normal business operations when they come due. Management has initiated a formal sales and marketing plan including direct email campaigns, industry events, and business to business digital advertising to generate sales. The Company also intends to raise funds through an equity offering to meet the capital requirements to manufacturer its products. However, there is no assurance of additional funding being available through these plans or other sources.